                             LIBERTY GLOBAL YOUNG
                                INVESTOR(SM) FUND

                               Semiannual Report
                                 March 31, 2002



                               [GRAPHIC OMITTED]



                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY EDELIVERY.
  For more information about receiving your sharholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

                              LIBERTY GLOBAL YOUNG
                                INVESTOR(SM) FUND

                                Semiannual Report
                                 March 31, 2002



                                [GRAPHIC OMITTED]









                         LESS MAIL CAN BE IN YOUR FUTURE
                               LIBERTY EDELIVERY.

        To sign up for eDelivery, visit us online at www.icsdelivery.com.

            LOOK
           FOR YOUR
         DOLLAR DIGEST
        IN THIS REPORT!
-----------------------------------
         DID YOU KNOW?

AS YOU READ YOUR SHAREHOLDER
REPORT, KEEP AN EYE OUT FOR
THIS QUESTION! IT WILL SHOW
YOU WHERE YOU CAN FIND:

o  ADDITIONAL INFORMATION
   ABOUT YOUR FUND'S INVESTMENTS,

o  DEFINITIONS OF MARKET AND
   INVESTMENT TERMS, AND

o  FURTHER EXPLANATION OF
   CONCEPTS THAT ARE DISCUSSED
   IN YOUR REPORT.


                             ---------------------------------------------
                             Table of Contents

                             To Our Shareholders .....................   1

                             Portfolio Managers' Report ..............   2

                             Performance .............................   4

                             Portfolio of Investments ................   6

                             Financial Statements ....................   9

                             Notes to Financial Statements ...........  11

                             Financial Highlights ....................  15
                             ---------------------------------------------

--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]

Dear Shareholder:

The following report brings you important news on the economy and the stock market. Do you want to know how this news affected Liberty Global Young Investor Fund? Keep reading. You'll also learn about stocks that portfolio managers Dave Brady and Erik Gustafson bought and sold for the fund -- and why they made these changes.

Overall, the news for stocks was positive. During the last six months, the US economy picked up steam. This was partly because of lower interest rates -- which made it easier for people to borrow money for houses, cars, and other big purchases. Lower interest rates also made it easier for companies to get the loans they needed to buy materials and expand their businesses. A cut in income taxes, tax rebates, and cheaper costs for gasoline and other forms of energy helped the economy grow, too. Lower energy costs, along with low interest rates, also improved the economic outlook in other countries.

As the economic picture brightened, investors expected companies to earn more money -- which helped stock prices rise. Over the six months from October 1, 2001 through March 31, 2002, the MSCI All Country World Free Index had a total return (price gains plus dividends) of 10.60%.

You may remember that stock prices had been falling in most countries before this reporting period began. Investors had been worried about the economies in the US and abroad -- especially after the terrorist attacks of September 11. By the end of the reporting period, however, the US stocks in Standard & Poor's 500 Index had earned a total return of about 6% since September 10. So here's an important investment lesson: When stock prices drop, they may bounce back relatively quickly if the long-term conditions that make them good investments in the first place remain the same. If you stick with your investments, you can be in good shape when the market improves.

As usual, we held onto most of the stocks in Liberty Global Young Investor Fund during the reporting period. We continued to focus on stocks of high-quality companies that we think can increase their sales and earnings over the long term. Because we expected the economy to recover, we gave extra attention to stocks of companies that tend to do especially well in a recovery.

Sincerely,

/s/  Keith T. Banks
Keith T. Banks
President
Liberty Funds



--------------------------------
Not FDIC    May Lose Value
Insured    ---------------------
            No Bank Guarantee
--------------------------------

   Economic and market conditions frequently change. There can be no assurance that the trends described in this report will continue or commence.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

Mr. Brady and Mr. Gustafson are senior vice presidents of the fund's advisor, Stein Roe & Farnham Incorporated. Mr. Brady and Mr. Gustafson co-manage the fund with a team of managers from the sub-advisor, Liberty Wanger Asset Management. Mr. Brady and Mr. Gustafson have been portfolio managers of the fund since its inception on December 14, 2000.

HOW DID THE FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD?
For the six-month period that ended on March 31, 2002, the fund had a total return of 10.96% (class A shares without sales charge). During the same period, the fund's market benchmark, the MSCI All Country World Free Index, had a total return of 10.41%.

As economies around the world became healthier, many investors began to buy stocks of companies whose sales usually improve along with the economy. Like you, other "consumers" tend to spend more on luxuries like toys, vacations, or the movies when they have extra money. Businesses tend to act this way, too. Companies that benefit from this extra spending often do better as the economy recovers than companies that make food or other "necessities." Over the last six months, the fund earned higher returns by investing in companies that we believe can grow the most in a healthy economy.

WHICH INVESTMENT HAD THE BEST GAINS?
Some of the best US consumer stocks in the fund were Hispanic Broadcasting (which owns Spanish-speaking radio stations), and Viacom (an entertainment company that owns networks like Nickelodeon, MTV, and CBS)1. There were also good performances by foreign consumer stocks like Hugo Boss (a German clothing firm) and Autogrill (an Italian restaurant chain).

Stocks of financial companies also helped the fund's returns. A good example is Goldman Sachs, a firm that helps other companies sell their stock to the public, which had a total return of about 27%. Other top performers included technology stocks like Maxim Integrated Products (with a total return of 59%), a company that makes computer chips that can detect changes in temperature, sounds, and other environmental signals. There were also strong returns from health care stocks like Wyeth and Enzon Biochemical. Rising prices for certain foreign energy stocks -- such as Talisman Energy in Canada and Saipem in Italy -- further improved the fund's performance.

The good returns from stocks like these helped to reduce the effect of poor returns from other stocks in the portfolio. Most of these poor performers were stocks of US utility companies. Besides a mild winter, which lowered the demand for energy, utility stocks like Calpine were hurt after Enron Corporation (which the fund held early in the reporting period) went bankrupt at the end of 2001.


DID YOU KNOW:
The Morgan Stanley Capital International (MSCI) All Country World Index is a popular way to measure how stocks around the world are doing. The index is made up of stocks from 49 countries and a wide range of industries. The total return for the index quoted here includes price changes for these stocks plus any dividends their companies have paid. Of course, Liberty Global Young Investor Fund does not own all of the stocks in the index.

DID YOU MAKE CHANGES TO THE FUND OVER THE SIX MONTHS?
Besides selling all our shares of Enron and reducing our shares of Duke Energy, we sold some of the fund's financial stocks. When the economy begins to recover, interest rates can rise. Higher interest rates eat away at what financial companies earn and can send their stock prices down. We also sold shares of Venture Manufacturing (a technology firm in Singapore), ISS International (a Danish company that cleans offices and hospitals), and Flughafen Wein (which oversees the airport in Vienna, Austria).

With money from the stocks we sold, we bought more shares of companies that we expect to do well as the economy recovers. Many of these were medium-sized companies like USA Education (which makes loans to college students), Southwest Airlines, and Givaudan (a Swiss company that makes industrial flavors and fragrances).

In looking for stocks of companies that we expect to grow strongly, we also changed some of the fund's technology and telecommunications holdings. By selling stocks of companies like Apple Computer, we were able to buy shares of Dell Computer and BellSouth (a telephone company). In addition, we bought shares of Fiserv, which writes computer software that helps banks and other financial firms keep track of information on their customers.

WHAT DO YOU THINK WILL HAPPEN NEXT?
Overall, economies in the US and other countries are in much better shape than they were six months ago. Inflation and interest rates are low in many nations. In the US, the inventories of products that companies have to sell have fallen, too, and companies are increasing production. In addition, US taxes are even lower than they were last year. These conditions should help businesses and consumers spend more money in 2002. As greater spending helps companies earn more, we believe that stock prices should continue to rise.


DID YOU KNOW?
During 2001, as the US economy entered a recession, the Federal Reserve cut interest rates for short-term loans 11 times. The total cut in interest rates,
4.75 percentage points, was the largest in history for a 12-month period. With lower rates on all kinds of loans, consumers and businesses have been spending more money. As the economy recovers, this extra spending may raise prices on the things we buy. If this happens, the Fed may push interest rates higher to keep price "inflation" under control.

An investment in the fund offers the potential for long-term growth but also involves certain risks. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries, and political development.


1Liberty Global Young Investor Fund holdings named in this report comprise the following percentages of net assets as of March 31, 2002: Hispanic Broadcasting (1.5%), Viacom (1.5%), Hugo Boss (1.5%), Autogrill (0.9%), Citicorp (1.2%),
Goldman Sachs (1.0%), Investors Group (1.9%), Irish Life & Permanent (2.0%), Anglo Irish Bank (1.8%), Wyeth (1.3%), Maxim Integrated Products (0.6%), VERITAS Software (0.9%), Talisman Energy (0.5%), Saipem (1.8%), Duke Energy (0.6%), USA Education (1.3%), Givaudan (1.2%), Southwest Airlines (0.7%), Dell Computer (0.5%), BellSouth (0.8%), and Fiserv (1.0%). Because the fund is actively managed there can be no guarantee that the fund will continue to maintain the same portfolio holdings in the future.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

           Top 5 Countries as of 3/31/02

Global Young Investor Fund vs. MSCI All Country World Free Index (%)

                                         MSCI
                              Fund       Index
United States                 47.0       53.1
Japan                          5.9        8.2
Switzerland                    5.5        3.0
Ireland                        5.2        0.0
Germany                        4.7        3.1


Country breakdowns are calculated as a percentage of the net assets of Liberty Global Young Investor Fund. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain this breakdown in the future.

Top 10 holdings as of 3/31/02 (%)

Smith & Nephew                  2.3
Household International         2.2
Essilor International           2.1
Irish Life & Permanent          2.0
Comcast Class A                 2.0
Microsoft                       1.9
Investors Group                 1.9
Saipem                          1.8
Anglo Irish Bank                1.8
Synthes-Stratec                 1.8


Holdings are calculated as a percentage of the net assets in Liberty Global Young Investor Fund. As the fund is actively managed, there can be no guarantee the portfolio will continue to maintain these holdings.

WHAT DO THE NUMBERS MEAN?

If you look closely at the chart below, you'll notice that it contains CUMULATIVE TOTAL RETURNS. We generally provide cumulative returns for periods of less than one year. They represent the percentage by which the fund has grown or shrunk during the number of months indicated.


CUMULATIVE TOTAL RETURN AS OF 3/31/02

                            CLASS A                CLASS B                CLASS C            CLASS Z
                         WITHOUT      WITH      WITHOUT      WITH      WITHOUT      WITH       WITHOUT
                          SALES       SALES      SALES       SALES      SALES       SALES       SALES       BNCHMK
                          CHARGE     CHARGE      CHARGE     CHARGE      CHARGE     CHARGE      CHARGE      RETURNS
--------------------------------------------------------------------------------------------------------------------
  6-month
 (cumulative)             10.96       4.58       10.53       5.53       10.41       9.41        11.18      10.60
--------------------------------------------------------------------------------------------------------------------
  1-year                  -9.17     -14.39       -9.78     -14.29      -10.15     -11.05        -8.87      -3.12
--------------------------------------------------------------------------------------------------------------------
  Since inception
   (12/14/00)            -18.47     -22.11      -19.02     -21.53      -19.09     -19.09       -18.20     -12.35*
--------------------------------------------------------------------------------------------------------------------

* from 12/31/00

Past performance cannot predict future investment results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns on and of the value of an investment will vary, which may result in gain or loss when you sell fund shares. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

DID YOU KNOW?
Spending by consumers makes up about two-thirds of US economic activity. It is quite important to the economic health of our country and other nations around the globe. Even though the US economy has been weak over the past year, and more people were unemployed, spending by consumers remained relatively healthy. Consumer spending will continue to be important during economic recoveries in the US and other countries.

Performance of a $10,000 investment
12/14/00 -- 3/31/02 ($)

                without         with
             sales charge   sales charge
--------------------------------------------
  Class A       7,675          7,234
  Class B       7,608          7,304
  Class C       7,600          7,600
  Class Z       7,708           n/a


                         Class A          Class A shares          MSCI All
                     shares without         with sales          Country World
                   sales charge $7,675     charge $7,234      Free Index $8,486
                   -------------------     -------------      -----------------
 12/14/2000              10,183.00             9,597.48            10,000.00
                         10,599.50             9,990.01            10,253.00
                          9,457.92             8,914.09             9,390.72
  03/2001                 8,449.71             7,963.85             8,758.73
                          9,141.74             8,616.09             9,396.36
                          9,058.55             8,537.68             9,292.06
  06/2001                 8,741.50             8,238.86             9,007.73
                          8,349.88             7,869.76             8,865.40
                          7,924.87             7,469.19             8,457.60
  09/2001                 6,916.83             6,519.11             7,685.42
                          7,166.52             6,754.45             7,848.35
                          7,691.83             7,249.55             8,331.02
  12/2001                 7,833.36             7,382.94             8,409.33
                          7,516.89             7,084.67             8,178.92
                          7,333.48             6,911.80             8,119.21
  03/2002                 7,675.00             7,234.00             8,486.00


Mutual fund performance changes over time. Please visit www.libertyfunds.com for daily performance updates.

Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on December 14, 2000 and reinvestment of income and capital gains distributions. The Morgan Stanley Capital International (MSCI) All Country World Free Index is an unmanaged index that tracks the performance of global stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index. Index performance is from December 31, 2000.

--------------------------------------------------------------------------------
 LIBERTY GLOBAL YOUNG INVESTOR FUND
--------------------------------------------------------------------------------

Portfolio of Investments
March 31, 2002 (Unaudited)


COMMON STOCKS -- 83.8%                           SHARES        VALUE
------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.1%
AUTOMOBILES & COMPONENTS -- 1.9%
  AUTO PARTS & EQUIPMENT -- 0.6%
Gentex Corp. (a)                                    400     $   11,852
                                                            ----------
  MOTORCYCLE MANUFACTURERS -- 1.3%
Ducati Motor Holding S.p.A. (a)                  14,900         24,255
                                                            ----------
CONSUMER DURABLES & APPAREL -- 2.1%
  APPAREL & ACCESSORIES -- 0.5%
Li & Fung Ltd.                                    6,000          9,578
                                                            ----------
  LEISURE PRODUCTS -- 1.6%
Nintendo Co., Ltd.                                  200         29,398
                                                            ----------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
  LEISURE FACILITIES -- 1.3%
Oriental Land Co., Ltd.                             400         24,936
                                                            ----------
  RESTAURANTS -- 0.9%
Autogrill S.p.A. (a)                              1,500         16,479
                                                            ----------
MEDIA -- 7.0%
  BROADCASTING & CABLE TV -- 4.7%
Comcast Corp., Special Class A (a)                1,150         36,570
EchoStar Communications Corp.,
   Class A (a)                                      300          8,496
Hispanic Broadcasting Corp. (a)                     930         27,082
RTL Group                                           400         15,565
                                                            ----------
                                                                87,713
                                                            ----------
  MOVIES & ENTERTAINMENT -- 2.3%
AOL Time Warner, Inc. (a)                           660         15,609
Viacom, Inc., Class B (a)                           565         27,329
                                                            ----------
                                                                42,938
                                                            ----------
RETAILING -- 1.9%
  APPAREL RETAIL -- 0.6%
The Gap, Inc.                                       805         12,107
                                                            ----------
  GENERAL MERCHANDISE STORES -- 1.3%
Wal-Mart Stores, Inc.                               410         25,129
                                                            ----------
------------------------------------------------------------------------
CONSUMER STAPLES -- 5.9%
FOOD & DRUG RETAILING -- 2.7%
  FOOD RETAIL -- 2.7%
Kerry Group PLC                                   2,000         26,550
Safeway, Inc. (a)                                   540         24,311
                                                            ----------
                                                                50,861
                                                            ----------
FOOD, BEVERAGES & TOBACCO -- 1.0%
  FOOD RETAIL -- 1.0%
Orkla ASA                                         1,000         18,026
                                                            ----------
                                                 SHARES        VALUE
------------------------------------------------------------------------
HOUSEHOLD & PERSONAL PRODUCTS -- 2.2%
  HOUSEHOLD PRODUCTS -- 1.0%
Kao Corp.                                         1,000     $   18,619
                                                            ----------
  PERSONAL PRODUCTS -- 1.2%
Givaudan SA                                          70         22,440
                                                            ----------
------------------------------------------------------------------------
ENERGY -- 4.7%
ENERGY -- 4.7%
  OIL & GAS DRILLING -- 3.2%
GlobalSantaFe Corp.                                 800         26,160
Saipem S.p.A.                                     5,500         33,754
                                                            ----------
                                                                59,914
                                                            ----------
  OIL & GAS EQUIPMENT & SERVICES -- 1.1%
FMC Technologies, Inc. (a)                          990         19,731
                                                            ----------
  OIL & GAS EXPLORATION & PRODUCTION -- 0.4%
Talisman Energy, Inc.                               200          8,343
                                                            ----------
------------------------------------------------------------------------
FINANCIALS -- 17.9%
BANKS -- 3.0%
Anglo Irish Bank Corp. PLC                        7,092         33,273
Bank of New York Co., Inc.                          395         16,598
SouthTrust Corp.                                    200          5,280
                                                            ----------
                                                                55,151
                                                            ----------
DIVERSIFIED FINANCIALS -- 13.8%
  CONSUMER FINANCE -- 3.4%
Household International, Inc.                       720         40,896
Orix Corp.                                          300         22,479
                                                            ----------
                                                                63,375
                                                            ----------
  DIVERSIFIED FINANCIAL SERVICES -- 10.4%
Citigroup, Inc.                                     435         21,541
Deutsche Boerse AG                                  600         24,600
Fannie Mae                                          385         30,754
Investors Group, Inc.                             2,000         35,166
Irish Life & Permanent PLC                        3,000         37,736
The Goldman Sachs Group, Inc.                       215         19,404
USA Education, Inc.                                 250         24,450
                                                            ----------
                                                               193,651
                                                            ----------
INSURANCE -- 1.1%
  LIFE & HEALTH INSURANCE -- 1.1%
AFLAC, Inc.                                         690         20,355
                                                            ----------
------------------------------------------------------------------------
HEALTH CARE -- 14.2%
HEALTH CARE EQUIPMENT & SERVICES -- 7.3%
  HEALTH CARE EQUIPMENT -- 2.9%
Baxter International, Inc.                          300         17,856
Jenoptik AG                                       1,100         19,151

See notes to investment portfolio.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

March 31, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)                        SHARES         VALUE
------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
HEALTH CARE EQUIPMENT -- (CONTINUED)
Medtronic, Inc.                                     390     $   17,632
                                                            ----------
                                                                54,639
                                                            ----------
  HEALTH CARE SUPPLIES -- 4.4%
Essilor International SA                          1,100         39,307
Smith & Nephew PLC                                7,200         42,037
                                                            ----------
                                                                81,344
                                                            ----------
PHARMACEUTICALS & BIOTECHNOLOGY -- 6.9%
  BIOTECHNOLOGY -- 4.2%
Enzon, Inc. (a)                                     305         13,508
Genentech, Inc. (a)                                 315         15,892
MedImmune, Inc. (a)                                 390         15,339
Synthes-Stratec, Inc.                                50         32,799
                                                            ----------
                                                                77,538
                                                            ----------
  PHARMACEUTICALS -- 2.7%
Alliance Unichem PLC                              3,000         25,712
Wyeth                                               370         24,290
                                                            ----------
                                                                50,002
                                                            ----------
------------------------------------------------------------------------
INDUSTRIALS -- 7.1%
CAPITAL GOODS -- 3.7%
  CONSTRUCTION & ENGINEERING -- 2.1%
Technip-Coflexip SA                                 100         13,728
Geberit International AG, Registered
   Shares                                           100         25,794
                                                            ----------
                                                                39,522
                                                            ----------
  INDUSTRIAL CONGLOMERATES -- 1.6%
General Electric Co.                                604         22,620
Tyco International, Ltd.                            250          8,080
                                                            ----------
                                                                30,700
                                                            ----------
COMMERCIAL SERVICES & SUPPLIES -- 2.7%
  DATA PROCESSING SERVICES -- 1.0%
Fiserv, Inc. (a)                                    400         18,396
                                                            ----------
  DIVERSIFIED COMMERCIAL SERVICES -- 0.8%
Exult, Inc. (a)                                   1,300         14,183
                                                            ----------
  EMPLOYMENT SERVICES -- 0.9%
Deutscher Industrie Service AG                      700         16,635
                                                            ----------
TRANSPORTATION -- 0.7%
  AIRLINE -- 0.7%
Southwest Airlines Co.                              700         13,545
                                                            ----------
------------------------------------------------------------------------
                                                 SHARES        VALUE
------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 12.7%
SOFTWARE & SERVICES -- 5.6%
  APPLICATION SOFTWARE -- 2.7%
BEA Systems, Inc. (a)                               430     $    5,895
Konami Corp.                                        700         15,619
Rational Software Corp. (a)                         800         12,664
Siebel Systems, Inc. (a)                            500         16,305
                                                            ----------
                                                                50,483
                                                            ----------
  SYSTEMS SOFTWARE -- 2.9%
Microsoft Corp. (a)                                 600         36,186
VERITAS Software Corp. (a)                          400         17,532
                                                            ----------
                                                                53,718
                                                            ----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 7.1%
  COMPUTER HARDWARE -- 0.5%
Dell Computer Corp. (a)                             350          9,138
                                                            ----------
  COMPUTER STORAGE & PERIPHERALS -- 0.9%
EMC Corp.                                           395          4,708
Network Appliance, Inc. (a)                         600         12,228
                                                            ----------
                                                                16,936
                                                            ----------
  ELECTRONIC EQUIPMENT & INTRUMENTS -- 2.2%
Celestica, Inc. (a)                                 500         18,110
Kaba Holding AG, Registered Shares                  100         22,559
                                                            ----------
                                                                40,669
                                                            ----------
  NETWORKING EQUIPMENT -- 0.6%
Cisco Systems, Inc. (a)                             605         10,243
                                                            ----------
  SEMICONDUCTOR EQUIPMENT -- 0.7%
LTX Corp. (a)                                       500         13,595
                                                            ----------
  SEMICONDUCTORS -- 1.4%
Maxim Integrated Products, Inc. (a)                 200         11,142
Transmeta Corp. (a)                               3,900         15,132
                                                            ----------
                                                                26,274
                                                            ----------
  TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Qualcomm, Inc. (a)                                  300         11,292
Scientific-Atlanta, Inc.                            190          4,389
                                                            ----------
                                                                15,681
                                                            ----------
------------------------------------------------------------------------
MATERIALS -- 1.8%
CONSTRUCTION MATERIALS -- 1.0%
Vulcan Materials Co.                                400         19,016
                                                            ----------
METALS & MINING -- 0.8%
  ALUMINUM -- 0.8%
Alcoa, Inc.                                         400         15,096
                                                            ----------
------------------------------------------------------------------------

See notes to investment portfolio.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

March 31, 2002 (Unaudited)


COMMON STOCKS (CONTINUED)                                                SHARES      VALUE
----------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.6%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
  INTEGRATED TELECOMMUNICATION SERVICES -- 0.8%
BellSouth Corp.                                                           400     $   14,744
                                                                                  ----------
  WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Vodafone Group PLC, ADR                                                   840         15,481
                                                                                  ----------
----------------------------------------------------------------------------------------------
UTILITIES -- 2.8%
  ELECTRIC UTILITIES -- 1.1%
Calpine Corp. (a)                                                         675          8,572
Duke Energy Corp.                                                         300         11,340
                                                                                  ----------
                                                                                      19,912
                                                                                  ----------
  GAS UTILITIES -- 1.7%
Kinder Morgan, Inc.                                                       670         32,448
                                                                                  ----------
TOTAL COMMON STOCKS
   (cost of $1,815,394)                                                            1,564,789
                                                                                  ----------
PREFERRED STOCK -- 1.5%
----------------------------------------------------------------------------------------------
INDUSTRIALS -- 1.5%
CAPITAL GOODS -- 1.5%
INDUSTRIAL CONGLOMERATES -- 1.5%
Hugo Boss AG (cost of $7,857)                                           1,200         27,369
                                                                                  ----------
TOTAL INVESTMENTS -- 85.3%
   (cost of $1,823,251)(b)                                                         1,592,158
                                                                                  ----------
OTHER ASSETS & LIABILITIES, NET -- 14.7%                                             274,827
----------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                              $1,866,985
                                                                                  ----------

NOTES TO INVESTMENT PORTFOLIO:

(a)   Non-income producing.

(b)   Cost for both financial statement and federal income tax purposes is the same.
               Acronym                Name
               -------                ----
                 ADR        American Depositary Receipt


SUMMARY OF SECURITIES                  % OF TOTAL
BY COUNTRY                  VALUE      INVESTMENTS
----------                  -----      -----------
United States           $  876,660         55.1%
Japan                      111,051          7.0
Switzerland                103,592          6.5
Ireland                     97,559          6.1
Germany                     87,755          5.5
United Kingdom              83,230          5.2
Italy                       74,488          4.7
Canada                      61,619          3.9
France                      53,035          3.3
Norway                      18,026          1.1
Belgium                     15,565          1.0
Hong Kong                    9,578          0.6
                        ----------        -----
                        $1,592,158        100.0%
                        ----------        -----

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.


See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
March 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                              $ 1,823,251
                                                  -----------
Investments, at value                             $ 1,592,158
Cash                                                  298,828
Receivable for:
   Investments sold                                    10,995
   Fund shares sold                                       110
   Dividends                                            1,376
   Expense reimbursement due from Advisor              11,180
Deferred Trustees' compensation plan                      317
Other assets                                            2,290
                                                  -----------
   Total Assets                                     1,917,254
                                                  -----------
LIABILITIES:
Payable to custodian bank                               5,497
Payable for:
   Management fee                                       1,302
   Administration fee                                     230
   Transfer agent fee                                     105
   Bookkeeping fee                                        810
   Trustees' fee                                          345
Deferred Trustees' fee                                    317
Other liabilities                                      41,663
                                                  -----------
   Total Liabilities                                   50,269
                                                  -----------
NET ASSETS                                        $ 1,866,985
                                                  -----------
COMPOSITION OF NET ASSETS:
Paid-in capital                                   $ 2,372,278
Accumulated net investment loss                       (14,362)
Accumulated net realized loss                        (259,897)
Net unrealized appreciation (depreciation) on:
   Investments                                       (231,093)
   Foreign currency translations                           59
                                                  -----------
NET ASSETS                                        $ 1,866,985
                                                  -----------
CLASS A:
Net assets                                        $   744,052
Shares outstanding                                     80,792
                                                  -----------
Net asset value and
   redemption price per share                     $      9.21(a)
                                                  -----------
Maximum offering price per share
($9.21/0.9425)                                    $      9.77(b)
                                                  -----------
CLASS B:
Net assets                                        $   874,675
Shares outstanding                                     95,844
                                                  -----------
Net asset value, offering and redemption
   price per share                                $      9.13(a)
                                                  -----------
CLASS C:
Net assets                                        $   110,550
Shares outstanding                                     12,118
                                                  -----------
Net asset value, offering and redemption
   price per share                                $      9.12(a)
                                                  -----------
CLASS Z:
Net assets                                        $   137,708
Shares outstanding                                     14,895
                                                  -----------
Net asset value, offering and
   redemption price per share                     $      9.25
                                                  -----------


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)        On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2002
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes
   withheld of $205)                                $   4,790
                                                    ---------
EXPENSES:
Management fee                                          7,631
Administration fee                                      1,347
Distribution fee:
   Class A                                                361
   Class B                                              3,148
   Class C                                                400
Service fee:
   Class A                                                896
   Class B                                              1,040
   Class C                                                132
Bookkeeping fee                                         4,978
Transfer agent fee                                      2,603
Trustees' fee                                           2,070
Registration fee                                       37,256
Other expenses                                         36,249
                                                    ---------
   Total Expenses                                      98,111
Fees and expenses waived or reimbursed
   by Advisor                                         (75,628)
Fees waived by Distributor--Class A                      (181)
Custody earnings credit                                (2,950)
                                                    ---------
   Net Expenses                                        19,352
                                                    ---------
   Net Investment Loss                                (14,562)
                                                    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                                       (157,183)
   Foreign currency transactions                          (49)
                                                    ---------
   Net realized loss                                 (157,232)
                                                    ---------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                        341,610
   Foreign currency translations                          116
                                                    ---------
   Net change in unrealized
     appreciation/depreciation                        341,726
                                                    ---------
Net Gain                                              184,494
                                                    ---------
Net Increase in Net Assets from
   Operations                                       $ 169,932
                                                    ---------



See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      (UNAUDITED)
                                      SIX MONTHS             PERIOD
                                        ENDED                ENDED
INCREASE (DECREASE)                    MARCH 31,          SEPTEMBER 30,
IN NET ASSETS:                           2002                2001 (A)
-------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                  $  (14,562)            $  (19,128)
Net realized loss on
   investments and foreign
   currency transactions               (157,232)              (102,614)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations                341,726               (572,760)
                                     ----------             ----------
Net Increase (Decrease)
   from Operations                      169,932               (694,502)
                                     ----------             ----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                         28,681                968,253
   Redemptions                           (9,458)               (24,795)
                                     ----------             ----------
   Net Increase                          19,223                943,458
                                     ----------             ----------
Class B:
   Subscriptions                        146,742              1,027,341
   Redemptions                          (64,480)                  (100)
                                     ----------             ----------
   Net Increase                          82,262              1,027,241
                                     ----------             ----------
Class C:
   Subscriptions                         14,916                125,534
   Redemptions                               --                 (3,674)
                                     ----------             ----------
   Net Increase                          14,916                121,860
                                     ----------             ----------
Class Z:
   Subscriptions                            660                193,256
   Redemptions                           (2,695)                (8,626)
                                     ----------             ----------
   Net Increase (Decrease)               (2,035)               184,630
                                     ----------             ----------
Net Increase from Share
   Transactions                         114,366              2,277,189
                                     ----------             ----------
Total Increase in
   Net Assets                           284,298              1,582,687

                                      (UNAUDITED)
                                      SIX MONTHS             PERIOD
                                        ENDED                ENDED
INCREASE (DECREASE)                    MARCH 31,           SEPTEMBER 30,
IN NET ASSETS:                           2002                 2001 (A)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                  $1,582,687             $     --
                                     ----------             ----------
End of period (including
   accumulated net investment
   loss of $(14,362) and
   undistributed net investment
   income of $200,
   respectively)                      1,866,985              1,582,687
                                     ----------             ----------
CHANGES IN SHARES:
Class A:
   Subscriptions                          3,122                 81,433
   Redemptions                           (1,034)                (2,729)
                                     ----------             ----------
   Net Increase                           2,088                 78,704
                                     ----------             ----------
Class B:
   Subscriptions                         16,095                 86,911
   Redemptions                           (7,153)                    (9)
                                     ----------             ----------
   Net Increase                           8,942                 86,902
                                     ----------             ----------
Class C:
   Subscriptions                          1,726                 10,753
   Redemptions                               --                   (361)
                                     ----------             ----------
   Net Increase                           1,726                 10,392
                                     ----------             ----------
Class Z:
   Subscriptions                             74                 15,939
   Redemptions                             (290)                  (828)
                                     ----------             ----------
   Net Increase
     (Decrease)                            (216)                15,111
                                     ----------             ----------

(a)        The Fund commenced investment operations on December 14, 2000.


See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

March 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Global Young Investor Fund (the "Fund"), a series of Liberty Funds Trust V, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares as defined in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities in substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C distribution and service fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution and service fees applicable to Class A, Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Additionally, $102,665 of net capital losses attributable to security transactions incurred after October 31, 2000 are treated as arising on October 1, 2001, the first day of the Fund's current taxable year.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income, and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

OTHER:

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.


NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee at an annual rate of 0.85% of the Fund's average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATIVE FEE:

Colonial Management Associates, Inc. (the "Administrator") also provides accounting and other services for a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee or $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended March 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $152 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $0, $587, and $0 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires it to pay the Distributor a monthly service fee equal to 0.25% annually, of the Fund's average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75%, annually, of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class A share distribution fee so that it does not exceed 0.05%, annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor and Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,950 of custody fees were reduced by balance credits for the six months ended March 31, 2002. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION:

INVESTMENT ACTIVITY:

For the six months ended March 31, 2002, purchases and sales of investments, other than short-term obligations, were $678,595 and $633,658, respectively.

Unrealized appreciation (depreciation) at March 31, 2002, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                                    $  92,496
Gross unrealized depreciation                                     (323,589)
                                                                 ---------
   Net unrealized depreciation                                   $(231,093)
                                                                 ---------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate on the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instrument and the underlying securities, (2) inability to close out a position due to different trading hours or the temporary absence of a liquid market for either the instrument of the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

NOTE 4. LINE OF CREDIT:

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (a) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit for the six months ended March 31, 2002.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS:

At March 31, 2002, FIM Funding Inc. owned 84% of the Fund's outstanding shares.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                                            (UNAUDITED)
                                                            SIX MONTHS
                                                              ENDED        PERIOD ENDED
                                                             MARCH 31,     SEPTEMBER 30,
CLASS A SHARES                                                 2002           2001(A)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   8.30        $  12.00
                                                             --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                         (0.06)          (0.08)
Net realized and unrealized gain (loss) on investments and
 foreign currency                                                0.97           (3.62)
                                                             --------        --------
 Total from Investment Operations                                0.91           (3.70)
                                                             --------        --------
NET ASSET VALUE, END OF PERIOD                               $   9.21        $   8.30
                                                             --------        --------
Total return (c)(d)(e)                                          10.96%         (30.83)%
                                                             --------        --------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                                  1.80%           1.80%
Net investment loss (f)(g)                                      (1.27)%         (0.92)%
Waiver/reimbursement (g)                                         8.43%          10.92%
Portfolio turnover rate (e)                                        85%             64%
Net assets, end of period (000's)                            $    744        $    654

(a)        The Fund commenced investment operations on December 14, 2000.
(b)        Per share data was calculated using average shares outstanding.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived a portion of expenses, total return would have been reduced.
(e)        Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of 0.33% for the six months ended March 31, 2002 and 0.30% for the period ended September 30, 2001.
(g)        Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:


                                                             (UNAUDITED)
                                                             SIX MONTHS
                                                               ENDED        PERIOD ENDED
                                                              MARCH 31,     SEPTEMBER 30,
CLASS B SHARES                                                  2002           2001(A)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  8.26        $ 12.00
                                                               -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                          (0.09)         (0.14)
Net realized and unrealized gain (loss) on investments and
 foreign currency                                                 0.96          (3.60)
                                                               -------        -------
 Total from Investment Operations                                 0.87          (3.74)
                                                               -------        -------
NET ASSET VALUE, END OF PERIOD                                 $  9.13        $  8.26
                                                               -------        -------
Total return (c)(d)(e)                                           10.53%        (31.17)%
                                                               -------        -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                                   2.50%          2.50%
Net investment loss (f)(g)                                       (1.97)%        (1.62)%
Waiver/reimbursement (g)                                          8.38%         10.87 %
Portfolio turnover rate (e)                                         85%            64%
Net assets, end of period (000's)                              $   875        $   718

(a)        The Fund commenced investment operations on December 14, 2000.
(b)        Per share data was calculated using average shares outstanding.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor not waived a portion of expenses, total return would have been reduced.
(e)        Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of 0.33% for the six months ended March 31, 2002 and 0.30% for the period ended September 30, 2001.
(g)        Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:


                                                               (UNAUDITED)
                                                               SIX MONTHS
                                                                  ENDED       PERIOD ENDED
                                                                MARCH 31,     SEPTEMBER 30,
CLASS C SHARES                                                    2002           2001(A)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   8.26        $ 12.00
                                                               --------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                           (0.09)         (0.14)
Net realized and unrealized gain (loss) on investments and
 foreign currency                                                  0.95          (3.60)
                                                               --------        -------
 Total from Investment Operations                                  0.86          (3.74)
                                                               --------        -------
NET ASSET VALUE, END OF PERIOD                                 $   9.12        $  8.26
                                                               --------        -------
Total return (c)(d)(e)                                            10.41%        (31.17)%
                                                               --------        -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                                    2.50%          2.50%
Net investment loss (f)(g)                                        (1.97)%        (1.62)%
Waiver/reimbursement (g)                                           8.38%         10.87%
Portfolio turnover rate (e)                                          85%            64%
Net assets, end of period (000's)                              $    110        $    86

(a)        The Fund commenced investment operations on December 14, 2000.
(b)        Per share data was calculated using average shares outstanding.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor not waived a portion of expenses, total return would have been reduced.
(e)        Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of 0.33% for the six months ended March 31, 2002 and 0.30% for the period ended September 30, 2001.
(g)        Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:


                                                              (UNAUDITED)
                                                              SIX MONTHS
                                                                 ENDED       PERIOD ENDED
                                                               MARCH 31,     SEPTEMBER 30,
CLASS Z SHARES                                                   2002          2001 (A)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   8.32        $  12.00
                                                               --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                           (0.04)          (0.05)
Net realized and unrealized gain (loss) on investments and
 foreign currency                                                  0.97           (3.63)
                                                               --------        --------
 Total from Investment Operations                                  0.93           (3.68)
                                                               --------        --------
NET ASSET VALUE, END OF PERIOD                                 $   9.25        $   8.32
                                                               --------        --------
Total return (c)(d)(e)                                            11.18%         (30.67)%
                                                               --------        --------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                                    1.50%           1.50%
Net investment loss (f)(g)                                        (0.97)%         (0.62)%
Waiver/reimbursement (g)                                           8.38%          10.87%
Portfolio turnover rate (e)                                          85%             64%
Net assets, end of period (000's)                              $    138        $    126

(a)        The Fund commenced investment operations on December 14, 2000.
(b)        Per share data was calculated using average shares outstanding.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Had the Advisor not waived a portion of expenses, total return would have been reduced.
(e)        Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of 0.33% for the six months ended March 31, 2002 and 0.30% for the period ended September 30, 2001.
(g)        Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

-------------------------------------------------------------------------------
TRANSFER AGENT
-------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Global Young Investor Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Global Young Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



SEMIANNUAL REPORT:
Liberty Global Young Investor Fund

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom -- however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. You advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


Liberty Global Young Investor Fund Semiannual Report, March 31, 2002

                                                              -----------------
                                                                  PRSRT STD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20
                                                              -----------------

[LIBERTY FUNDS LOGO]

A Member of Columbia Management Group

(c)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621





                                                   754-03/366J-0302(05/02)02/838